Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
New accounting standards and pronouncements not yet adopted

Standard	Amendment

IAS 21	Lack of convertibility between currencies
IFRS 7	Classification and measurement of financial instruments
IFRS 9	Classification and measurement of financial instruments
IAS 28	Application of the equity method for the measurement of investments in subsidiaries
IFRS 18	New presentation and disclosure requirements in financial statements
IFRS 19	Reduced disclosures for subsidiaries without public accountability

Summary of exchange |rates

	Exchange rates
	Final rate					Average rate
	Year ended December 31,					Year ended December 31,
Description	2024	2023	Variation	2022	Variation	2024	2023	Variation	2022	Variation

U.S. dollar	6.1923	4.8413	27.9%	5.2177	(7.2)%	5.8369	4.9553	17.8%	5.1655	(4.1)%
Euro	6.4363	5.3516	20.3%	5.5694	(3.9)%	6.2275	5.3325	16.8%	5.4420	(2.0)%